Offerings	Apr. 30, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value 1.00 EUR per share, reserved for issuance under the Registrant's Long Term Incentive Plan
Amount Registered | shares	975,000
Proposed Maximum Offering Price per Unit | $ / shares	8.86
Maximum Aggregate Offering Price	$ 8,638,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,192.98
Offering Note

(1)

Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional ordinary shares, par value 1.00 EUR per share (“Ordinary Shares”), of Codere Online Luxembourg, S.A. (the “Registrant”) that become issuable under the Codere Online Luxembourg, S.A. Long Term Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of shares of the Registrant’s outstanding Ordinary Shares.

(2)

Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low sales prices of an Ordinary Share as reported on Nasdaq on April 29, 2026.

(3)	Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act and based upon $8.31, the weighted-average exercise price of the outstanding options granted under the Plan.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value 1.00 EUR per share, issuable upon the exercise of outstanding options granted under the Registrant's Long Term Incentive Plan
Amount Registered | shares	1,625,000
Proposed Maximum Offering Price per Unit | $ / shares	8.31
Maximum Aggregate Offering Price	$ 13,503,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,864.87
Offering Note

(1)

Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional ordinary shares, par value 1.00 EUR per share (“Ordinary Shares”), of Codere Online Luxembourg, S.A. (the “Registrant”) that become issuable under the Codere Online Luxembourg, S.A. Long Term Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of shares of the Registrant’s outstanding Ordinary Shares.

(2)

Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low sales prices of an Ordinary Share as reported on Nasdaq on April 29, 2026.

(3)	Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act and based upon $8.31, the weighted-average exercise price of the outstanding options granted under the Plan.